LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Assets and Liabilities (Audited)

Year ended December 31, 1997

(With Independent Auditors' Report Thereon)

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Table of Contents

Year ended December 31, 1997

======================================================================

                                                                  Page

Independent Auditors' Report....................................1

Financial Statements:

      Statements of Assets and Liabilities......................3
      Statements of Operations..................................9
      Statements of Changes in Net Assets......................20

Notes to Financial Statements..................................31

======================================================================

Report of Independent Auditors


Policyholders
Life of Virginia Separate Account III
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable
Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; the PBHG Insurance Series Fund--PBHG Large Cap Growth and Growth II Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; Oppenheimer Variable Account Funds--Money Fund; Variable Insurance Products Fund--Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account III for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account III for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account III as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.






Richmond, Virginia
February 13, 1998

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Assets and Liabilities

December 31, 1997

-----------------------------------------------------------------------------------------------------------------------------

                                                                              GE Investments Funds, Inc.
                                                                    (formerly Life of Virginia Series Fund, Inc.)
                                                          -------------------------------------------------------------------
                                                             S&P 500        Money         Total   International  Real Estate
                                                               Index       Market        Return          Equity   Securities
Assets                                                          Fund         Fund          Fund            Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments
   Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (166,350
        shares; cost - $3,234,024)                      $  3,198,902            -             -            -            -
     Money Market Fund (11,872,653 shares;
        cost - $11,874,757)                                        -   11,872,653             -            -            -
     Total Return Fund (126,372 shares;
        cost - $1,789,876)                                         -            -     1,669,370            -            -
     International Equity Fund
       (25,601 shares; cost - $305,010)                            -            -             -      273,419            -
     Real Estate Securities Fund
        (70,455 shares; cost - $1,144,713)                         -            -             -            -    1,076,552
     Global Income Fund
        (1,392 shares; cost - $14,378)                             -            -             -            -            -
     Value Equity Fund
        (19,186 shares; cost - $249,548)                           -            -             -            -            -
     Income Fund (105,855
        shares; cost - $1,280,455)                                 -            -             -            -            -
Receivable from affiliate                                      3,956            -            46            -            -
Receivable for units sold                                        498            -           250            -            -
-----------------------------------------------------------------------------------------------------------------------------

Total assets                                            $  3,203,356   11,872,653     1,669,666      273,419    1,076,552
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          $      2,217      606,806         1,042       16,178        6,225
Payable for units withdrawn                                        -       11,523             -            -            -
-----------------------------------------------------------------------------------------------------------------------------

Total liabilities                                              2,217      618,329         1,042       16,178        6,225
-----------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders  $  3,201,139   11,254,324     1,668,624      257,241    1,070,327
-----------------------------------------------------------------------------------------------------------------------------

Outstanding units                                             93,601      747,796        64,351       20,612       58,202
-----------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                $      34.20        15.05         25.93        12.48        18.39
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                               GE Investments Funds, Inc.
                                                     (formerly Life of Virginia Series Fund, Inc.)
                                                    ----------------------------------------------
                                                             Global        Value
                                                             Income       Equity       Income
Assets                                                         Fund         Fund         Fund
--------------------------------------------------------------------------------------------------
Investment in GE Investments
   Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (166,350
        shares; cost - $3,234,024)                                -            -            -
     Money Market Fund (11,872,653 shares;
        cost - $11,874,757)                                       -            -            -
     Total Return Fund (126,372 shares;
        cost - $1,789,876)                                        -            -            -
     International Equity Fund
       (25,601 shares; cost - $305,010)                           -            -            -
     Real Estate Securities Fund
        (70,455 shares; cost - $1,144,713)                        -            -            -
     Global Income Fund
        (1,392 shares; cost - $14,378)                       13,709            -            -
     Value Equity Fund
        (19,186 shares; cost - $249,548)                          -      251,525            -
     Income Fund (105,855
        shares; cost - $1,280,455)                                -            -    1,281,909
Receivable from affiliate                                         -          358            -
Receivable for units sold                                         -            -            -
--------------------------------------------------------------------------------------------------

Total assets                                                 13,709      251,883    1,281,909
--------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                   10          177       61,452
Payable for units withdrawn                                       -            -          260
--------------------------------------------------------------------------------------------------

Total liabilities                                                10          177       61,712
--------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders       13,699      251,706    1,220,197
--------------------------------------------------------------------------------------------------

Outstanding units                                             1,336       19,156      121,898
--------------------------------------------------------------------------------------------------

Net asset value per unit                                      10.25        13.14        10.01
--------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III



--------------------------------------------------------------------------------------------------------------------------

                                                                            Oppenheimer Variable Account Funds
                                                          ----------------------------------------------------------------
                                                                          Capital                       High     Multiple
                                                                Bond   Appreciation      Growth       Income   Strategies
Assets                                                          Fund         Fund          Fund         Fund         Fund
--------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
   Account Funds, at fair value (note 2):
     Bond Fund (295,692 shares;
        cost - $3,477,793)                              $  3,521,693            -             -            -            -
     Capital Appreciation Fund
        (166,976 shares; cost - $5,835,273)                        -    6,839,322             -            -            -
     Growth Fund (119,872 shares;
        cost - $3,232,519)                                         -            -     3,888,638            -            -
     High Income Fund (579,437
        shares; cost - $6,650,297)                                 -            -             -    6,675,119            -
     Multiple Strategies Fund
        (188,461 shares; cost - $2,701,408)                        -            -             -            -    3,205,723
Receivable from affiliate                                      6,297       10,218        10,665        7,311        7,339
Receivable for units sold                                      2,415           19             -            -          250
--------------------------------------------------------------------------------------------------------------------------

Total assets                                            $  3,530,405    6,849,559     3,899,303    6,682,430    3,213,312
--------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          $      2,509        4,834         2,781        4,709        2,287
Payable for units withdrawn                                        -            -             -            -            -
--------------------------------------------------------------------------------------------------------------------------

Total liabilities                                              2,509        4,834         2,781        4,709        2,287
--------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders  $  3,527,896    6,844,725     3,896,522    6,677,721    3,211,025
--------------------------------------------------------------------------------------------------------------------------

Outstanding units                                            160,651      205,918       127,881      207,125      123,075
--------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                $      21.96        33.24         30.47        32.24        26.09
--------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III




-------------------------------------------------------------------------------------------------------------

                                                                          Variable Insurance Products Fund
                                                                     ----------------------------------------
                                                                          Equity-
                                                                           Income        Growth     Overseas
Assets                                                                  Portfolio     Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
   Fund, at fair value (note 2):
     Equity-Income Portfolio (653,078 shares;
        cost - $12,703,478)                                          $ 15,856,739             -            -
     Growth Portfolio (279,070 shares;
        cost - $9,356,526)                                                      -    10,353,485            -
     Overseas Portfolio (238,791 shares;
        cost - $4,674,883)                                                      -             -    4,584,789
Receivable from affiliate                                                 184,301        49,128            -
Receivable for units sold                                                     103             -            -
-------------------------------------------------------------------------------------------------------------

Total assets                                                         $ 16,041,143    10,402,613    4,584,789
-------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                       $     11,464         7,760       22,217
Payable for units withdrawn                                                     -         2,301            -
-------------------------------------------------------------------------------------------------------------

Total liabilities                                                          11,464        10,061       22,217
-------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders               $ 16,029,679    10,392,552    4,562,572
-------------------------------------------------------------------------------------------------------------

Outstanding units                                                         489,456       310,040      243,467
-------------------------------------------------------------------------------------------------------------

Net asset value per unit                                             $      32.75         33.52        18.74
-------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued



-----------------------------------------------------------------------------------------------------------------

                                                              Variable Insurance         Variable Insurance
                                                               Products Fund II           Products Fund III
                                                          ------------------------  -----------------------------
                                                               Asset                   Growth &       Growth
                                                             Manager   Contrafund        Income   Opportunities
Assets                                                     Portfolio    Portfolio     Portfolio    Portfolio
----------------------------------------------------------------------------------  -----------------------------
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
     Asset Manager Portfolio (532,712 shares;
        cost - $7,829,920)                              $  9,594,141            -             -            -
     Contrafund Portfolio (388,534 shares;
        cost - $6,383,696)                                         -    7,747,364             -            -
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
     Growth & Income Portfolio (32,799
        shares; cost - $399,654)                                   -            -       410,968            -
     Growth Opportunities Portfolio (18,252
     shares; cost - $312,482)                                      -            -             -      351,717
Receivable from affiliate                                          -      102,245             -            -
Receivable for units sold                                          -        5,811             -            -
-----------------------------------------------------------------------------------------------------------------

Total assets                                            $  9,594,141    7,855,420       410,968      351,717
-----------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          $     17,812        5,617           523          270
Payable for units withdrawn                                      196            -             -            -
-----------------------------------------------------------------------------------------------------------------

Total liabilities                                             18,008        5,617           523          270
-----------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders  $  9,576,133    7,849,803       410,445      351,447
-----------------------------------------------------------------------------------------------------------------

Outstanding units                                            395,218      385,172        33,181       28,619
-----------------------------------------------------------------------------------------------------------------

Net asset value per unit                                $      24.23        20.38         12.37        12.28
-----------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III


------------------------------------------------------------------------------------------------------------------------------------


                                                                                   Federated Investors
                                                                                    Insurance Series            Alger American
                                                                    -------------------------------------  ------------------------

                                                                       American  High Income                    Small
                                                                        Leaders        Bond      Utility          Cap       Growth
Assets                                                                  Fund II     Fund II      Fund II    Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Federated Investors Insurance Series,
   at fair value (note 2):
     American Leaders Fund II (26,307 shares; cost - $460,397)    $     516,400           -            -            -            -
     High Income Bond Fund II (204,140 shares; cost -  $2,150,785)            -   2,235,337
     Utility Fund II (27,389 shares; cost - $323,552)                         -           -      391,392            -            -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (33,219 shares; cost - $1,489,796)                   -           -            -    1,453,328            -
     Growth Portfolio (40,804 shares; cost - $1,519,356)                      -           -            -            -    1,744,760
Investment in PBHG Insurance Series Fund, at fair value (note 2):
     PBHG Large Cap Growth Portfolio (2,696 shares; cost - $31,213)           -           -            -            -            -
     PBHG Growth II Portfolio (8,450 shares; cost - $91,682)                  -           -            -            -            -
Receivable from affiliate                                                 1,079           1        2,220        5,039       13,014
Receivable for units sold                                                   648           -            -        2,844          205
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                      $     518,127   2,235,338      393,612    1,461,211    1,757,979
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                    $         367       1,586          272        1,054        1,203
Payable for units withdrawn                                                   -         138            -            -            -
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           367       1,724          272        1,054        1,203
------------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders            $     517,760   2,233,614      393,340    1,460,157    1,756,776
------------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                        35,856     148,413       23,413      137,751      131,397
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                          $       14.44       15.05        16.80        10.60        13.37
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

                                                                                    PBHG
                                                                                 Insurance
                                                                                Series Fund
                                                                        ---------------------------
                                                                                 PBHG
                                                                            Large Cap         PBHG
                                                                               Growth    Growth II
Assets                                                                      Portfolio    Portfolio
---------------------------------------------------------------------------------------------------
Investment in Federated Investors Insurance Series,
   at fair value (note 2):
     American Leaders Fund II (26,307 shares; cost - $460,397)        $             -            -
     High Income Bond Fund II (204,140 shares; cost -  $2,150,785)
     Utility Fund II (27,389 shares; cost - $323,552)                               -            -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (33,219 shares; cost - $1,489,796)                         -            -
     Growth Portfolio (40,804 shares; cost - $1,519,356)                            -            -
Investment in PBHG Insurance Series Fund, at fair value (note 2):
     PBHG Large Cap Growth Portfolio (2,696 shares; cost - $31,213)            31,869            -
     PBHG Growth II Portfolio (8,450 shares; cost - $91,682)                        -       90,836
Receivable from affiliate                                                           8        1,335
Receivable for units sold                                                           -            -
---------------------------------------------------------------------------------------------------

Total assets                                                          $        31,877       92,171
---------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                        $            23           65
Payable for units withdrawn                                                         -            -
---------------------------------------------------------------------------------------------------

Total liabilities                                                                  23           65
---------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                $        31,854       92,106
---------------------------------------------------------------------------------------------------

Outstanding units                                                               2,718        8,640
---------------------------------------------------------------------------------------------------

Net asset value per unit                                              $          11.72        10.66
---------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III


------------------------------------------------------------------------------------------------------------------------
                                                                                    Janus Aspen Series
                                                                    ----------------------------------------------------
                                                                     Aggressive                Worldwide
                                                                         Growth      Growth       Growth     Balanced
Assets                                                                Portfolio   Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
     Aggressive Growth Portfolio
        (129,799 shares; cost - $2,557,497)                       $   2,667,374           -            -            -
     Growth Portfolio (248,877 shares; cost - $3,896,519)                     -   4,599,246            -            -
     Worldwide Growth Portfolio
       (350,595 shares; cost - $6,833,877)                                    -           -    8,200,412            -
     Balanced Portfolio (200,937 shares; cost - $3,297,524)                   -           -            -    3,510,378
     Flexible Income Portfolio
       (14,658 shares; cost - $167,567)                                       -           -            -            -
     International Growth Portfolio
       (95,980 shares; cost - $1,710,371)                                     -           -            -            -
     Capital Appreciation Portfolio
       (948 shares; cost - $12,540)                                           -           -            -            -
Receivable from affiliate                                               123,091       8,199       31,385          226
Receivable for units sold                                                    19           -          435       37,330
------------------------------------------------------------------------------------------------------------------------

Total assets                                                      $   2,790,484   4,607,445    8,232,232    3,547,934
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
   (note 3)                                                       $       2,012       3,239        5,842        2,416
------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                         2,012       3,239        5,842        2,416
------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders            $   2,788,472   4,604,206    8,226,390    3,545,518
------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                       164,512     259,831      440,385      241,520
------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                          $       16.95       17.72        18.68        14.68
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                              Janus Aspen Series
                                                                   --------------------------------------
                                                                      Flexible   International   Capital
                                                                        Income       Growth   Appreciation
Assets                                                               Portfolio    Portfolio    Portfolio
---------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
     Aggressive Growth Portfolio
        (129,799 shares; cost - $2,557,497)                       $          -            -            -
     Growth Portfolio (248,877 shares; cost - $3,896,519)                    -            -            -
     Worldwide Growth Portfolio
       (350,595 shares; cost - $6,833,877)                                   -            -            -
     Balanced Portfolio (200,937 shares; cost - $3,297,524)                  -            -            -
     Flexible Income Portfolio
       (14,658 shares; cost - $167,567)                                172,668            -            -
     International Growth Portfolio
       (95,980 shares; cost - $1,710,371)                                    -    1,773,714            -
     Capital Appreciation Portfolio
       (948 shares; cost - $12,540)                                          -            -       11,958
Receivable from affiliate                                                    -       12,521            -
Receivable for units sold                                                    -        2,844            -
---------------------------------------------------------------------------------------------------------

Total assets                                                      $    172,668    1,789,079       11,958
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
   (note 3)                                                       $        664        1,261           33
---------------------------------------------------------------------------------------------------------

Total liabilities                                                          664        1,261           33
---------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders            $    172,004    1,787,818       11,925
---------------------------------------------------------------------------------------------------------

Outstanding units                                                       13,793      130,880          950
---------------------------------------------------------------------------------------------------------

Net asset value per unit                                          $      12.47        13.66        12.55
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Operations



----------------------------------------------------------------------------------------------------------------------

                                                                     GE Investments Funds, Inc.
                                                            (formerly Life of Virginia Series Fund, Inc.)
                                                   -------------------------------------------------------------------
                                                              S&P 500                           Government
                                                               Index                            Securities
                                                                Fund                              Fund
                                                   ------------------------------- -----------------------------------
                                                           Year ended December 31,           Year ended December 31,
                                                        1997      1996        1995        1997       1996        1995
----------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                           $    83,460   652,254      16,395           -     77,670      47,230
    Expenses - Mortality and expense risk charges
      and administrative expenses (note 3)            30,270    15,181       5,726       9,821     10,265      11,615
----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       53,190   637,073      10,669      (9,821)    67,405      35,615
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
    Net realized gain (loss)                         125,533    70,710       5,027       2,596      4,093      12,380
    Unrealized appreciation (depreciation) on
     investments                                     337,547  (460,582)    109,436      46,607    (68,909)     79,507
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments                                     463,080  (389,872)    114,463      49,203    (64,816)     91,887
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $  516,270   247,201     125,132      39,382      2,589     127,502
----------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
                                                                         GE Investments Funds, Inc.
                                                               (formerly Life of Virginia Series Fund, Inc.)
                                                   ---------------------------------------------------------------------

                                                              Money Market                        Total Return
                                                                  Fund                                Fund
                                                   ---------------------------------- ----------------------------------
                                                          Year ended December 31,           Year ended December 31,
                                                       1997       1996        1995        1997        1996       1995
------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                              524,091    500,346     259,698     228,688     387,179     78,232
    Expenses - Mortality and expense risk charge
      and administrative expenses (note 3)          134,484    131,290      60,222      20,274      16,395     11,743
------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     389,607    369,056     199,476     208,414     370,784     66,489
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments:
    Net realized gain (loss)                       (256,503)   137,112     128,436       1,710      37,094     10,068
    Unrealized appreciation (depreciation) on
     investments                                    287,655    (89,338)   (122,638)     26,729    (292,293)   134,624
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments                                     31,152     47,774       5,798      28,439    (255,199)   144,692
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations              420,759    416,830     205,274     236,853     115,585    211,181
------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III


--------------------------------------------------------------------------------------------------------------------

                                                                   GE Investments Funds, Inc. (formerly
                                                                   Life of Virginia Series Fund, Inc.) (continued)
                                                               -----------------------------------------------------

                                                                              International
                                                                               Equity Fund
                                                               -----------------------------------------------------
                                                                                                      Period from
                                                                                                         June 30,
                                                                 Year ended         Year ended               1995 to
                                                               December 31,        December 31,      December 31,
                                                                       1997               1996               1995
---------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                              86,245             46,694              3,880
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                       11,206              5,198                737
------------------------------------------------------------------------------------------------------------------------

Net investment income                                                75,039             41,496              3,143
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                       146,386             19,981                 44
     Unrealized appreciation (depreciation) on investments           (6,150)           (29,424)             3,983
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments              140,236             (9,443)             4,027
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   215,275             32,053              7,170
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------

                                                                   GE Investments Funds, Inc. (formerly
                                                                   Life of Virginia Series Fund, Inc.) (continued)
                                                               -----------------------------------------------------


                                                                                     Real Estate
                                                                                   Securities Fund
                                                               -------------------------------------------------------------
                                                                                                           Period from
                                                                                                           December 6,
                                                                     Year ended          Year ended           1995 to
                                                                   December 31,        December 31,       December 31,
                                                                           1997                1996               1995
----------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                 111,357              14,330                 22
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                           10,398               1,294                  -
----------------------------------------------------------------------------------------------------------------------------

Net investment income                                                   100,959              13,036                 22
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                           142,744               3,590                  -
     Unrealized appreciation (depreciation) on investments              (97,672)             29,513                 (2)
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   45,072              33,103                 (2)
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       146,031              46,139                 20
----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------

                                                                   GE Investments Funds, Inc. (formerly
                                                                   Life of Virginia Series Fund, Inc.) (continued)
                                                               -----------------------------------------------------


                                                                      Global              Value
                                                                       Income             Equity              Income
                                                                         Fund               Fund                Fund
                                                               ------------------------------------------------------
                                                                 Periods from       Periods from        Periods from
                                                                  September 15,         June 17,        December 12,
                                                                         1997 to            1997 to             1997 to
                                                                   December 31,       December 31,       December 31,
                                                                         1997               1997                1997
---------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                   684              2,631               3,329
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                             19                710                 733
---------------------------------------------------------------------------------------------------------------------

Net investment income                                                     665              1,921               2,596
---------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                               -                208              (2,508)
     Unrealized appreciation (depreciation) on investments               (669)             1,977               1,454
---------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   (669)             2,185              (1,054)
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          (4)             4,106               1,542
---------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Operations, Continued



------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Oppenheimer Variable Account Funds
                                                                                ----------------------------------------------------
                                                                                                    Money
                                                                                                    Fund
                                                                                ----------------------------------------------------
                                                                                                     Year ended December 31,
                                                                                         1997             1996                1995
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                      $          7,779           12,118              20,916
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                                          1,958            2,973               4,563
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                                         5,821            9,145              16,353
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain                                                                      -                -                   -
     Unrealized appreciation (depreciation) on investments                                  -                -                   -
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                                      -                -                   -
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       $          5,821            9,145              16,353
------------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------

                                                                                        Oppenheimer Variable Account Funds
                                                                                -----------------------------------------------

                                                                                                         Bond
                                                                                                         Fund
                                                                                -----------------------------------------------
                                                                                            Year ended December 31,
                                                                                1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                          $            128,635            106,583            89,363
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                                 21,914             22,427            21,561
-------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                               106,721             84,156            67,802
-------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain                                                         11,410             31,061            16,138
     Unrealized appreciation (depreciation) on investments                     14,947            (44,892)          167,799
-------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                         26,357            (13,831)          183,937
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           $            133,078             70,325           251,739
-------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------

                                                                          Oppenheimer Variable Account Funds
                                                                 -----------------------------------------------------
                                                                                   Capital
                                                                                 Appreciation
                                                                                     Fund
                                                                 -----------------------------------------------------
                                                                              Year ended December 31,
                                                                    1997               1996               1995
----------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                          $271,809            216,310              9,020
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                     80,784             58,271             29,001
----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                   191,025            158,039            (19,981)
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain                                            362,326            207,037             18,656
     Unrealized appreciation (depreciation) on investments         69,894            284,866            654,277
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments            432,220            491,903            672,933
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           $623,245            649,942            652,952
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Oppenheimer Variable Account Funds
                                                           ------------------------------------------------------
                                                                                  Growth
                                                                                   Fund
                                                           ------------------------------------------------------
                                                                            Year ended December 31,
                                                                  1997                1996              1995
-----------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                         137,266             100,033            20,599
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                   39,859              18,585            12,467
-----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                  97,407              81,448             8,132
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain                                          211,799             104,773            58,948
     Unrealized appreciation (depreciation) on investments      311,259             101,309           212,160
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments          523,058             206,082           271,108
-----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          620,465             287,530           279,240
-----------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III


----------------------------------------------------------------------------------------------------------------------------------

                                                                         Oppenheimer Variable Account Funds (continued)
                                                                    --------------------------------------------------------------
                                                                                 High                            Multiple
                                                                                 Income                         Strategies
                                                                                  Fund                              Fund
                                                                    --------------------------------------------------------------
                                                                      Year ended December 31,           Year ended December 31,


                                                                     1997       1996     1995          1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                            $395,329    317,982  157,280      204,231    161,518   142,518
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                       56,210     39,512   22,782       36,789     29,130    25,397
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                               339,119    278,470  134,498      167,442    132,388   117,121
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
          Net realized gain                                         180,406     57,827   18,618       34,009     53,160    24,327
          Unrealized appreciation (depreciation) on investments     (53,341)    72,516   83,576      206,122    106,953   206,074
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     127,065    130,343  102,194      240,131    160,113   230,401
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                             $466,184    408,813  236,692      407,573    292,501   347,522
----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Operations, Continued



-------------------------------------------------------------------------------------------------------------------------

                                                                      Variable Insurance Products Fund
                                                              -----------------------------------------------------------
                                                                                                       High
                                                                   Money Market                       Income
                                                                     Portfolio                       Portfolio
                                                              --------------------------  -----------------------------
                                                               Year ended December 31,        Year ended December 31,
                                                              1997      1996      1995        1997      1996     1995
-------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                      $91,625   75,804   237,224     105,638   201,481   186,422
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                10,228   18,807    54,127      15,435    20,933    28,004
-------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                               81,397   56,997   183,097      90,203   180,548   158,418
-------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                      -        -         -     185,532   (17,100)  137,054
     Unrealized appreciation (depreciation) on investments         -        -         -     (92,552)   27,229    66,195
-------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    -        -         -      92,980    10,129   203,249
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       $81,397   56,997   183,097     183,183   190,677   361,667
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Variable Insurance Products Fund
                                                             -----------------------------------------------------------------------
                                                                              Equity-
                                                                              Income                                Growth
                                                                            Portfolio                             Portfolio
                                                             -------------------------------------- --------------------------------
                                                                     Year ended December 31,           Year ended December 31,
                                                                   1997        1996        1995         1997      1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                         1,283,339     413,062     399,376    315,208   461,083     20,548
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                    186,346     140,373      82,498    121,040   101,913     65,478
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 1,096,993     272,689     316,878    194,168   359,170    (44,930)
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                   1,197,816     500,603     130,101  1,766,746   536,491    280,133
     Unrealized appreciation (depreciation) on investments      1,016,128     539,174   1,347,468   (282,336)   31,232  1,091,397
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                 2,213,944   1,039,777   1,477,569  1,484,410   567,723  1,371,530
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          3,310,937   1,312,466   1,794,447  1,678,578   926,893  1,326,600
----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III


----------------------------------------------------------------------------------------------------------------------------------
                                                                                Variable Insurance            Variable Insurance
                                                                             Products Fund (continued)         Products Fund II
                                                                    -------------------------------------- -----------------------
                                                                                                                     Asset
                                                                                   Overseas                         Manager
                                                                                   Portfolio                        Portfolio
                                                                    -------------------------------------- -----------------------



                                                                         Year ended December 31,         Year ended December 31,
                                                                        1997      1996     1995       1997       1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                              506,300    176,637    25,524  1,006,221    555,062    156,409
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                        73,250     81,887    70,739    120,291    107,941     96,822
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      433,050     94,750   (45,215)   885,930    447,121     59,587
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain                                               801,884    517,315   383,399    187,349    168,152     13,225
     Unrealized appreciation (depreciation) on investments          (489,713)   (15,497)  356,600    534,401    400,455  1,011,885
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments               312,171    501,818   739,999    721,750    568,607  1,025,110
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               745,221    596,568   694,784  1,607,680  1,015,728  1,084,697
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Variable Insurance                  Variable Insurance
                                                                        Products Fund II                     Product Fund III
                                                          -------------------------------------------------------------------------
                                                                                                           Growth &      Growth
                                                                            Contrafund                      Income     Opportunities
                                                                             Portfolio                     Portfolio     Portfolio
                                                          -----------------------------------------------------------------------
                                                                                          Period from   Period from  Period from
                                                                                          January 16,     May 16,       May 16,
                                                              Year ended    Year ended      1995 to       1997 to       1997 to
                                                              December 31, December 31,   December 31,  December 31, December 31,
                                                               1997          1996          1995           1997          1997
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                      150,006        15,826       18,917              -             -
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                81,691        38,668        5,771          1,712         1,910
--------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                               68,315       (22,842)      13,146         (1,712)       (1,910)
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain                                       268,831       100,260       10,744          6,219           876
     Unrealized appreciation (depreciation) on investments   823,917       476,601       63,150         11,314        39,235
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments     1,092,748       576,861       73,894         17,533        40,111
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                     1,161,063       554,019       87,040         15,821        38,201
--------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Operations, Continued



---------------------------------------------------------------------------------------------------------------------------------

                                                                         Neuberger & Berman Advisers Management Trust
                                                                    -------------------------------------------------------------
                                                                                 Balanced                     Bond
                                                                                 Portfolio                   Portfolio
                                                                    ------------------------------ ----------------------------
                                                                         Year ended December 31,      Year ended December 31,
                                                                        1997       1996      1995     1997      1996      1995
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                            $ 123,193    293,957    47,572   36,455    67,433     51,824
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                        24,999     24,806    27,169    6,443     9,529     11,324
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                 98,194    269,151    20,403   30,012    57,904     40,500
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
          Net realized gain (loss)                                   315,380     13,816   103,017   (3,318)   (5,135)      (637)
          Unrealized appreciation (depreciation) on investments     (146,827)  (182,324)  294,095   (1,629)  (34,909)    39,427
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments               168,553   (168,508)  397,112   (4,947)  (40,044)    38,790
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                             $ 266,747    100,643   417,515   25,065    17,860     79,290
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                    Neuberger & Berman Advisers
                                                                          Management Trust
                                                                   ------------------------------
                                                                               Growth
                                                                             Portfolio
                                                                   ------------------------------
                                                                       Year ended December 31,
                                                                      1997      1996       1995
-------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                              64,488    68,654     11,027
     Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)                        9,747     9,845      6,161
-------------------------------------------------------------------------------------------------

Net investment income                                                54,741    58,809      4,866
-------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
          Net realized gain (loss)                                  150,610     5,513      3,921
          Unrealized appreciation (depreciation) on investments     (55,310)   (6,856)    87,810
-------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments               95,300    (1,343)    91,731
-------------------------------------------------------------------------------------------------

Increase in net assets from operations                              150,041    57,466     96,597
-------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III


-----------------------------------------------------------------------------------------------------------------------------

                                                                            Federated Investors
                                                                             Insurance Series
                                                          -------------------------------------------------------------------
                                                               American                             High Income
                                                               Leaders                                 Bond
                                                               Fund II                                Fund II
                                                      --------------------------  ------------------------------------------
                                                                    Period from                               Period from
                                                                    September 5,                               February 7,
                                                       Year ended     1996 to     Year ended    Year ended      1995 to
                                                      December 31,  December 31,  December 31,  December 31,  December 31,
                                                          1997          1996         1997          1996           1995
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                               $  1,480        96           45,217        36,032         1,350
      Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)            3,437        60           10,943         5,378           190
-----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                          (1,957)       36           34,274        30,654         1,160
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments:
     Net realized gain                                   11,788        19            5,827         1,726             8
     Unrealized appreciation on investments              53,148     2,855           55,167        27,920         1,465
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments          64,936     2,874           60,994        29,646         1,473
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                   62,979     2,910           95,268        60,300         2,633
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                      Federated Investors
                                                                       Insurance Series
                                                      --------------------------------------------

                                                                         Utility
                                                                          Fund II
                                                      --------------------------------------------
                                                                                     Period from
                                                                                     February 7,
                                                       Year ended       Year ended     1995 to
                                                       December 31,   December 31,   December 31,
                                                         1997             1996           1995
-------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                               12,197            6,514          2,908
      Expenses - Mortality and expense risk charges
          and administrative expenses (note 3)          3,837            2,042            839
-------------------------------------------------------------------------------------------------

Net investment income (expense)                         8,360            4,472          2,069
-------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments:
     Net realized gain                                 11,484            9,190           237
     Unrealized appreciation on investments            50,092            5,651        12,097
------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments        61,576           14,841        12,334
------------------------------------------------------------------------------------------------

Increase in net assets from operations                 69,936           19,313        14,403
------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III


----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Alger American
                                                     -----------------------------------------------------------------------------

                                                                       Small
                                                                        Cap                                  Growth
                                                                     Portfolio                              Portfolio
                                                     -------------------------------------- --------------------------------------
                                                                               Period from                             Period from
                                                                                October 6,                             November 2,
                                                   Year ended     Year ended     1995 to      Year ended   Year ended    1995 to
                                                   December 31,  December 31,  December 31, December 31, December 31, December 31,
                                                      1997           1996         1995          1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                              $ 42,941          3,785          -          15,712       14,003            -
   Expenses - Mortality and expense risk charges
      and administrative expenses (note 3)           18,711         10,887        312          21,426        7,612           81
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                      24,230         (7,102)      (312)         (5,714)       6,391          (81)
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain (loss)                      155,266        (13,977)       912         121,886       (8,548)           1
      Unrealized appreciation (depreciation)
        on investments                              (23,084)       (18,580)     5,196         195,886       27,545        1,973
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments                                   132,182        (32,557)     6,108         317,772       18,997        1,974
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations  $156,412        (39,659)     5,796         312,058       25,388        1,893
----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

                                                             PBHG Insurance
                                                              Series Fund
                                                  ----------------------------
                                                        PBHG
                                                      Large Cap        PBHG
                                                       Growth        Growth II
                                                      Portfolio      Portfolio
                                                  ----------------------------
                                                     Period from    Period from
                                                      July 22,       May 22,
                                                      1997 to        1997 to
                                                    December 31,  December 31,
                                                        1997          1997
-------------------------------------------------------------------------------
Investment income:
   Income - Dividends                                     -             -
   Expenses - Mortality and expense risk charges
      and administrative expenses (note 3)              205           540
-------------------------------------------------------------------------------

Net investment income (expense)                        (205)         (540)
-------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments:
      Net realized gain (loss)                           (1)        1,296
      Unrealized appreciation (depreciation)
        on investments                                  656          (846)
-------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
   on investments                                        655           450
-------------------------------------------------- -----------------------------

Increase (decrease) in net assets from operations        450           (90)
-------------------------------------------------- -----------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III



Statements of Operations, Continued



-----------------------------------------------------------------------------------------------------------------

                                                                      Janus Aspen Series
                                                   --------------------------------------------------------------
                                                            Aggressive
                                                              Growth                         Growth
                                                             Portfolio                      Portfolio
                                                   ----------------------------- --------------------------------



                                                       Year ended December 31,         Year ended December 31,
                                                     1997       1996      1995        1997       1996       1995
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                            $       -     16,844    23,054     112,727     59,031     27,427
   Expenses - Mortality and expense risk charges
      and administrative expenses (note 3)          28,915     23,442    12,371      49,779     27,643     11,359
------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                    (28,915)    (6,598)   10,683      62,948     31,388     16,068
------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain                            192,226    267,683   127,218     243,734    132,138     22,274
      Unrealized appreciation
        (depreciation) on investments               99,444   (112,622)  116,589     376,858    144,223    180,762
------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   on investments                                  291,670    155,061   243,807     620,592    276,361    203,036
------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations           $ 262,755    148,463   254,490     683,540    307,749    219,104
------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                                                            Janus Aspen Series
                                                -----------------------------------------------------------------------------
                                                            Worldwide
                                                             Growth                              Balanced
                                                           Portfolio                             Portfolio
                                                  ---------------------------- ----------------------------------------------
                                                                                                                Period from
                                                                                                                October 27,
                                                                                Year ended     Year ended         1995 to
                                                      Year ended December 31,  December 31,   December 31,     December 31,
                                                     1997     1996     1995       1997            1996             1995
--------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                              114,020   59,279    5,062     54,275          10,644             242
   Expenses - Mortality and expense risk charges
      and administrative expenses (note 3)          91,422   40,177   10,890     15,089           4,138              70
--------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     22,598   19,102   (5,828)    39,186           6,506             172
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain                            457,649  156,316   17,153     16,368           3,534               6
      Unrealized appreciation
        (depreciation) on investments              666,571  498,790  203,456    172,861          38,227           1,767
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   on investments                                1,124,220  655,106  220,609    189,229          41,761           1,773
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations           1,146,818  674,208  214,781    228,415          48,267           1,945
--------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III




------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Janus Aspen Series (continued)
                                                     -------------------------------------------------------------------------------
                                                                    Flexible                         International        Capital
                                                                    Income                               Growth         Appreciation
                                                                   Portfolio                            Portfolio         Portfolio
                                                    ----------------------------------------  ------------------------------------
                                                                               Period from               Period from  Period from
                                                                               November 1,                 June 5,      May 22,
                                                    Year ended   Year ended      1995 to     Year ended    1996 to     1997 to
                                                   December 31,  December 31,  December 31, December 31, December 31, December 31,
                                                       1997         1996          1995         1997          1996         1997
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                               $12,042        9,499           182        13,292       2,339           37
   Expenses - Mortality and expense risk charges
      and administrative expenses (note 3)            2,246        1,046            11        19,234       1,253          112
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       9,796        8,453           171        (5,942)      1,086          (75)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain (loss)                        3,107          111             -       145,208       2,328       (7,519)
      Unrealized appreciation
        (depreciation) on investments                 4,489          585            26        45,943      17,399         (582)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments                              7,596          696            26       191,151      19,727       (8,101)
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                                  $17,392        9,149           197       185,209      20,813       (8,176)
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Changes in Net Assets



-----------------------------------------------------------------------------------------------------------------------------
                                                                                GE Investments Funds, Inc.
                                                                      (formerly Life of Virginia Series Fund, Inc.)
                                                          -------------------------------------------------------------------
                                                                         S&P 500                        Government
                                                                          Index                         Securities
                                                                          Fund                             Fund
                                                          ---------------------------------  -------------------------------
                                                                Year ended December 31,           Year ended December 31,
                                                             1997        1996        1995        1997      1996       1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                              $   53,190      637,073      10,669      (9,821)   67,405     35,615
     Net realized gain (loss)                              125,533       70,710       5,027       2,596     4,093     12,380
     Unrealized appreciation (depreciation)
          on investments                                   337,547     (460,582)    109,436      46,607   (68,909)    79,507
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                     516,270      247,201     125,132      39,382     2,589    127,502
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                           29,621            -           -      13,143         -          -
     Loan interest                                            (472)         (45)        (19)       (455)      (35)       (29)
     Transfers (to) from the general account of
           Life of Virginia:
              Death benefits                                (1,802)     (70,983)          -           -         -          -
              Surrenders                                   (50,594)      (8,805)          -    (262,974)  (27,170)   (57,612)
              Loans                                        (10,019)     (23,690)          -     (23,924)   (1,574)    (2,218)
              Cost of insurance and administrative
                  expense (note 3)                         (24,852)     (12,093)     (4,705)     (8,334)   (8,533)    (9,352)
          Transfer gain (loss) and transfer fees            (2,909)      (3,844)      2,612      (3,207)     (829)      (845)
     Transfers (to) from the Guarantee Account (note 1)     33,241       40,800       8,390         288    (3,299)         -
     Interfund transfers                                 1,154,053      531,241     493,348    (529,174)   12,746     35,175
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
     transactions                                        1,126,267      452,581     499,626    (814,637)  (28,694)   (34,881)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                        1,642,537      699,782     624,758    (775,255)  (26,105)    92,621

Net assets at beginning of year                          1,558,602      858,820     234,062     775,255   801,360    708,739
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                               $3,201,139    1,558,602     858,820           -   775,255    801,360
-----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                                                 GE Investments Funds, Inc.
                                                                        (formerly Life of Virginia Series Fund, Inc.)
                                                        --------------------------------------------------------------------------

                                                                          Money Market                         Total Return
                                                                              Fund                                 Fund
                                                        ---------------------------------------  ---------------------------------
                                                                    Year ended December 31,               Year ended December 31,
                                                               1997         1996         1995        1997        1996       1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                    389,607      369,056      199,476     208,414     370,784     66,489
     Net realized gain (loss)                                (256,503)     137,112      128,436       1,710      37,094     10,068
     Unrealized appreciation (depreciation)
          on investments                                      287,655      (89,338)    (122,638)     26,729    (292,293)   134,624
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        420,759      416,830      205,274     236,853     115,585    211,181
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          14,800,378   21,281,538   14,618,729      37,415           -          -
     Loan interest                                             25,356          843            2          77        (130)       (90)
     Transfers (to) from the general account of
           Life of Virginia:
              Death benefits                                        -      (30,581)           -    (122,969)          -          -
              Surrenders                                      (81,503)    (292,797)     (83,593)     (9,555)   (105,824)   (52,620)
              Loans                                          (259,694)  (1,123,153)           -     (31,550)          -      5,060
              Cost of insurance and administrative
                  expense (note 3)                           (124,687)    (120,240)     (49,685)    (16,232)    (13,237)    (9,674)
          Transfer gain (loss) and transfer fees             (135,353)     (46,805)    (455,729)     (3,467)      1,607      1,184
     Transfers (to) from the Guarantee Account (note 1)       (32,069)    (480,716)      35,940      45,496      40,576      2,000
     Interfund transfers                                  (13,250,370) (15,451,140) (12,260,599)    134,091     264,670    180,662
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
     transactions                                             942,058    3,736,949    1,805,065      33,306     187,662    126,522
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                           1,362,817    4,153,779    2,010,339     270,159     303,247    337,703

Net assets at beginning of year                             9,891,507    5,737,728    3,727,389   1,398,465   1,095,218    757,515
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                  11,254,324    9,891,507    5,737,728   1,668,624   1,398,465  1,095,218
----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III




-------------------------------------------------------------------------------------------------------------
                                                                   GE Investments Funds, Inc. (formerly Life
                                                                   of Virginia Series Fund, Inc.) (continued)
                                                                   ------------------------------------------

                                                                                  International
                                                                                   Equity Fund
                                                                   ----------------------------------------
                                                                                               Period from
                                                                                                 June 30,
                                                                    Year ended     Year ended    1995 to
                                                                    December 31,  December 31, December 31,
                                                                        1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                         $   75,039       41,496        3,143
     Net realized gain (loss)                                         146,386       19,981           44
     Unrealized appreciation (depreciation) on investments             (6,150)     (29,424)       3,983
-------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                     215,275       32,053        7,170
-------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       1,056            -            -
     Loan interest                                                        (12)           -            -
     Transfers (to) from the general account of Life of Virginia:
          Death benefits                                                    -            -            -
          Surrenders                                                        -          750            -
          Loans                                                         1,860            -            -
          Cost of insurance and administrative expense (note 3)        (9,446)      (4,299)        (624)
          Transfer gain (loss) and transfer fees                      (16,723)         320          (13)
     Transfer (to) from the Guarantee Account (note 1)                      -            -       14,623
     Interfund transfers                                             (727,513)     551,175      191,589
-------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (750,778)     547,946      205,575
-------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (535,503)     579,999      212,745

Net assets at beginning of period                                     792,744      212,745            -
-------------------------------------------------------------------------------------------------------------

Net assets at end of year                                          $  257,241      792,744      212,745
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                              GE Investments Funds, Inc. (formerly Life
                                                              of Virginia Series Fund, Inc.) (continued)
                                                                  -----------------------------------------

                                                                                 Real Estate
                                                                               Securities Fund
                                                                  -----------------------------------------
                                                                                               Period from
                                                                                               December 6,
                                                                  Year ended    Year ended      1995 to
                                                                  December 31,  December 31,  December 31,
                                                                      1997         1996           1995
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                          100,959        13,036            22
     Net realized gain (loss)                                       142,744         3,590             -
     Unrealized appreciation (depreciation) on investments          (97,672)       29,513            (2)
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   146,031        46,139            20
-----------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                    62,904         9,377             -
     Loan interest                                                        -             -             -
     Transfers (to) from the general account of Life of Virginia:
          Death benefits                                                  -             -             -
          Surrenders                                                      -             -             -
          Loans                                                     (16,740)            -             -
          Cost of insurance and administrative expense (note 3)      (9,178)       (1,186)            -
          Transfer gain (loss) and transfer fees                     (5,456)         (277)           (1)
     Transfer (to) from the Guarantee Account (note 1)                3,269             -             -
     Interfund transfers                                            661,463       173,587           375
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions         696,262       181,501           374
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                   842,293       227,640           394

Net assets at beginning of period                                   228,034           394             -
-----------------------------------------------------------------------------------------------------------

Net assets at end of year                                         1,070,327       228,034           394
-----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                  GE Investments Funds, Inc. (formerly Life
                                                                  of Virginia Series Fund, Inc.) (continued)
                                                                  -----------------------------------------
                                                                     Global         Value
                                                                     Income        Equity         Income
                                                                      Fund          Fund           Fund
                                                                  ------------- ------------  ------------
                                                                   Period from  Period from    Period from
                                                                  September 15,    June 17,   December 12,
                                                                    1997 to      1997 to        1997 to
                                                                  December 31,  December 31,  December 31,
                                                                      1997         1997           1997
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                              665        1,921          2,596
     Net realized gain (loss)                                             -          208         (2,508)
     Unrealized appreciation (depreciation) on investments             (669)       1,977          1,454
----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                        (4)       4,106          1,542
----------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                         -        4,596              -
     Loan interest                                                        -            -              -
     Transfers (to) from the general account of Life of Virginia:
          Death benefits                                                  -            -              -
          Surrenders                                                      -            -              -
          Loans                                                           -            -         (2,396)
          Cost of insurance and administrative expense (note 3)         (18)        (615)          (742)
          Transfer gain (loss) and transfer fees                          -          360           (202)
     Transfer (to) from the Guarantee Account (note 1)                    -            -              -
     Interfund transfers                                             13,721      243,259      1,221,995
----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          13,703      247,600      1,218,655
----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    13,699      251,706      1,220,197

Net assets at beginning of period                                         -            -              -
----------------------------------------------------------------------------------------------------------

Net assets at end of year                                            13,699      251,706      1,220,197
----------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III




----------------------------------------------------------------------------------------------------------------------------------
                                                                              Oppenheimer Variable Account Funds
                                                            ----------------------------------------------------------------------

                                                                          Money                               Bond
                                                                          Fund                                Fund
                                                            -------------------------------  -------------------------------------
                                                                  Year ended December 31,            Year ended December 31,
                                                                1997        1996      1995        1997        1996          1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                      $    5,821       9,145    16,353      106,721      84,156        67,802
     Net realized gain                                             -           -         -       11,410      31,061        16,138
     Unrealized appreciation (depreciation)
           on investments                                          -           -         -       14,947     (44,892)      167,799
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                         5,821       9,145    16,353      133,078      70,325       251,739
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                  -           -         -       12,401           -             -
     Loan interest                                                 -        (247)        -          224        (240)         (521)
     Transfers (to) from the general account of
           Life of Virginia:
              Death benefits                                       -           -         -            -           -             -
              Surrenders                                           -           -         -            -     (19,035)      (89,985)
              Loans                                                -      (7,000)        -      (20,518)    (46,361)           (3)
              Cost of insurance and administrative
                  expense (note 3)                            (1,618)     (2,228)   (4,184)     (17,321)    (18,368)      (15,660)
              Transfer gain (loss) and transfer fees              26      (1,331)   (1,197)       4,175       5,246       (11,174)
     Transfers (to) from the Guarantee Account (note 1)            -           -         -       10,164       9,597             -
     Interfund transfers                                    (160,456)   (178,397)   64,757    1,749,977      49,462    (1,051,342)
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
     transactions                                           (162,048)   (189,203)   59,376    1,739,102     (19,699)   (1,168,685)
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                           (156,227)   (180,058)   75,729    1,872,180      50,626      (916,946)

Net assets at beginning of year                              156,227     336,285   260,556    1,655,716   1,605,090     2,522,036
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                 $        -     156,227   336,285    3,527,896   1,655,716     1,605,090
----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer Variable Account Funds
                                                         ------------------------------------------------------------------------
                                                                            Capital
                                                                          Appreciation                       Growth
                                                                            Fund                              Fund
                                                           ----------------------------------   ---------------------------------
                                                                   Year ended December 31,             Year ended December 31,
                                                               1997         1996        1995        1997      1996        1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                         191,025      158,039     (19,981)      97,407    81,448       8,132
     Net realized gain                                       362,326      207,037      18,656      211,799   104,773      58,948
     Unrealized appreciation (depreciation)
           on investments                                     69,894      284,866     654,277      311,259   101,309     212,160
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       623,245      649,942     652,952      620,465   287,530     279,240
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                            160,331            -           -      136,857         -           -
     Loan interest                                              (478)      (1,349)       (876)      (1,570)      (58)         (8)
     Transfers (to) from the general account of
           Life of Virginia:
              Death benefits                                       -            -           -            -         -           -
              Surrenders                                      (5,632)     (22,921)     (9,862)           -    (5,002)    (16,486)
              Loans                                          (76,259)     (37,406)     (7,659)     (52,908)  (31,288)          -
              Cost of insurance and administrative
                  expense (note 3)                           (69,581)     (48,816)    (23,791)     (33,074)  (15,042)    (10,195)
              Transfer gain (loss) and transfer fees         (10,950)       6,558      (1,288)       5,703     5,414        (304)
     Transfers (to) from the Guarantee Account (note 1)       86,490       38,369      15,348       67,111    22,600       2,000
     Interfund transfers                                     786,921    1,391,680   1,211,520    1,239,168   515,014      81,977
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
     transactions                                            870,842    1,326,115   1,183,392    1,361,287   491,638      56,984
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                          1,494,087    1,976,057   1,836,344    1,981,752   779,168     336,224

Net assets at beginning of year                            5,350,638    3,323,128   1,486,784    1,914,770 1,135,602     799,378
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                  6,844,725    5,299,185   3,323,128    3,896,522 1,914,770   1,135,602
---------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III


---------------------------------------------------------------------------------------------------------------------------------
                                                                             Oppenheimer Variable Account Funds (continued)
                                                                    -------------------------------------------------------------
                                                                                   High                             Multiple
                                                                                  Income                          Strategies
                                                                                   Fund                             Fund
                                                                     --------------------------------- --------------------------
                                                                         Year ended December 31,          Year ended December 31,
                                                                      1997         1996       1995      1997       1996      1995
                                                                     ------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                        $  339,119    278,470    134,498   167,442    132,388   117,121
     Net realized gain                                               180,406     57,827     18,618    34,009     53,160    24,327
     Unrealized appreciation (depreciation) on investments           (53,341)    72,516     83,576   206,122    106,953   206,074
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               466,184    408,813    236,692   407,573    292,501   347,522
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     94,743      8,422          -    12,358     23,572         -
     Loan interest                                                      (628)       (50)       (42)     (722)      (207)     (433)
     Transfers (to) from the general account of Life of Virginia:
          Death benefits                                                   -          -          -    (2,000)   (60,123)   (3,955)
          Surrenders                                                  (9,092)    (4,708)   (24,217)        -   (212,502) (179,975)
          Loans                                                      (29,617)   (37,253)   (18,152)    8,746     (9,140)  (63,108)
          Cost of insurance and administrative expense
               (note 3)                                              (45,518)   (32,765)   (15,109)  (29,942)   (23,520)  (20,637)
          Transfer gain (loss) and transfer fees                      32,059      4,282      8,580       356        789       928
     Transfers (to) from the Guarantee Account (note 1)                    -          -      9,748    23,966      4,000         -
     Interfund transfers                                           2,226,116  1,526,214    760,586   447,254    240,604   222,736
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        2,268,063  1,464,142    721,394   460,016    (36,527)  (44,444)
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                             2,734,247  1,872,955    958,086   867,589    255,974   303,078

Net assets at beginning of year                                    3,943,474  2,070,519  1,112,433 2,343,436  2,087,462 1,784,384
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $6,677,721  3,943,474  2,070,519 3,211,025  2,343,436 2,087,462
---------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III


----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Variable Insurance Products Fund
                                                               -------------------------------------------------------------------
                                                                                                                    High
                                                                         Money Market                              Income
                                                                          Portfolio                               Portfolio
                                                               ------------------------------------  -----------------------------
                                                                   Year ended December 31,              Year ended December 31,
                                                               1997       1996         1995         1997       1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                     $    81,397      56,997      183,097      90,203     180,548     158,418
     Net realized gain (loss)                                      -           -            -     185,532     (17,100)    137,054
     Unrealized appreciation (depreciation)
     on investments                                                -           -            -     (92,552)     27,229      66,195
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        81,397      56,997      183,097     183,183     190,677     361,667
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                  -           -            -           -           -       4,082
     Loan interest                                            (8,013)        720       (2,227)          6        (361)        (11)
     Transfers (to) from the general account
     of Life of Virginia:
          Death benefits                                           -           -      (18,745)          -     (59,986)          -
          Surrenders                                         (11,729)   (129,716)    (442,432)   (163,901)   (136,277)    (28,969)
          Loans                                              (17,933)    (17,326)     (37,441)     (6,459)     (1,885)     (9,125)
          Cost of insurance and administrative expense        (8,075)    (14,528)     (43,910)    (11,738)    (16,160)    (21,564)
          Transfer gain (loss) and transfer fees             (66,375)     (2,554)      (6,558)    (44,309)      4,523      (1,538)
     Transfers (to) from the Guarantee Account (note 1)            -       5,528       59,781           -           -     (32,657)
     Interfund transfers                                  (1,079,728) (1,016,677)  (1,749,674) (1,280,202)   (873,671)   (572,358)
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from capital transactions                               (1,191,853) (1,174,553)  (2,241,206) (1,506,603) (1,083,817)   (662,140)
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                         (1,110,456) (1,117,556)  (2,058,109) (1,323,420)   (893,140)   (300,473)

Net assets at beginning of year                            1,110,456   2,228,012    4,286,121   1,323,420   2,216,560   2,517,033
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                $         -   1,110,456    2,228,012           -   1,323,420   2,216,560
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------

                                                                                Variable Insurance Products Fund
                                                         -------------------------------------------------------------------------
                                                                             Equity-
                                                                             Income                             Growth
                                                                            Portfolio                         Portfolio
                                                          --------------------------------------  --------------------------------
                                                                   Year ended December 31,             Year ended December 31,
                                                               1997         1996         1995        1997        1996       1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                        1,096,993     272,689      316,878     194,168     359,170    (44,930)
     Net realized gain (loss)                               1,197,816     500,603      130,101   1,766,746     536,491    280,133
     Unrealized appreciation (depreciation)
     on investments                                         1,016,128     539,174    1,347,468    (282,336)     31,232  1,091,397
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                      3,310,937   1,312,466    1,794,447   1,678,578     926,893  1,326,600
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                             215,369      77,436       10,886      78,875      27,587          -
     Loan interest                                             (5,772)     (6,953)      (1,495)     (3,060)     (3,910)      (717)
     Transfers (to) from the general account
     of Life of Virginia:
          Death benefits                                      (18,249)    (92,711)      (4,351)     (1,634)    (73,221)   (10,299)
          Surrenders                                          (71,914)   (373,251)    (112,902)    (28,946)    (32,373)  (120,929)
          Loans                                              (121,271)   (215,646)    (106,657)   (153,343)    (43,837)  (117,116)
          Cost of insurance and administrative expense       (151,529)   (114,634)     (66,845)    (99,653)    (83,276)   (53,507)
          Transfer gain (loss) and transfer fees               58,911      41,116       14,451      26,694      14,043     (7,004)
     Transfers (to) from the Guarantee Account (note 1)       112,723     127,788        4,600      44,630     135,064    (33,912)
     Interfund transfers                                      311,215   3,056,657    2,227,097      44,400   1,429,513  1,797,003
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from capital transactions                                   329,483   2,499,802    1,964,784     (92,037)  1,369,590  1,453,519
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                           3,640,420   3,812,268    3,759,231   1,586,541   2,296,483  2,780,119

Net assets at beginning of year                            12,389,259   8,576,991    4,817,760   8,806,011   6,509,528  3,729,409
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                  16,029,679  12,389,259    8,576,991  10,392,552   8,806,011  6,509,528
----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III



-------------------------------------------------------------------------------------------------------------------------

                                                             Variable Insurance                 Variable Insurance
                                                          Products Fund (continued)              Products Fund II
                                                     --------------------------------------------------------------------
                                                                                                       Asset
                                                                  Overseas                            Manager
                                                                  Portfolio                          Portfolio
                                                      -----------------------------------  ------------------------------



                                                             Year ended December 31,          Year ended December 31,
                                                          1997        1996       1995       1997        1996       1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                $   433,050      94,750    (45,215)   885,930     447,121     59,587
     Net realized gain                                  801,884     517,315    383,399    187,349     168,152     13,225
     Unrealized appreciation (depreciation)
       on investments                                  (489,713)    (15,497)   356,600    534,401     400,455  1,011,885
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                  745,221     596,568    694,784  1,607,680   1,015,728  1,084,697
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                        12,810      10,673      2,721     98,687           -          -
     Loan interest                                       (2,436)       (326)      (240)    (4,946)     (3,433)      (675)
     Transfers (to) from the general account
       of Life of Virginia
          Death benefits                                      -     (10,056)         -   (149,074)          -          -
          Surrenders                                    (26,126)    (99,794)    (7,562)    (8,956)   (497,465)  (202,275)
          Loans                                        (140,934)    (49,140)     2,467    (97,092)   (368,309)  (244,730)
          Cost of insurance and administrative
            expense (note 3)                            (59,162)    (67,126)   (58,660)   (98,131)    (86,595)   (78,782)
          Transfer gain (loss) and transfer fees        (12,801)     30,035     (8,973)       397       2,356    100,982
     Transfers (to) from Guarantee Account (note 1)      61,472      47,987    (35,445)    33,707       1,000          -
     Interfund transfers                             (1,392,016) (2,098,908) 3,279,602    (59,803)   (122,445)   363,603
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from capital transactions                          (1,559,193) (2,236,655) 3,173,910   (285,211) (1,074,891)   (61,877)
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                      (813,972) (1,640,087) 3,868,694  1,322,469     (59,163) 1,022,820

Net assets at beginning of period                     5,376,544   7,016,631  3,147,937  8,253,664   8,312,827  7,290,007
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                         $ 4,562,572   5,376,544  7,016,631   9,576,133   8,253,664  8,312,827
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Variable Insurance
                                                        Variable Insurance Products Fund II                  Products Fund III
                                                    ------------------------------------------------------------------------------
                                                                                                       Growth &        Growth
                                                                     Contrafund                        Income       Opportunities
                                                                     Portfolio                        Portfolio       Portfolio
                                                     -------------------------------------------- --------------------------------
                                                                                    Period from      Period from      Period from
                                                                                    January 16,       May 16,          May 16,
                                                      Year ended      Year ended      1995 to        1997 to           1997 to
                                                      December 31,    December 31,  December 31,    December 31,     December 31,
                                                          1997          1996           1995            1997             1997
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                     68,315       (22,842)        13,146          (1,712)         (1,910)
     Net realized gain                                  268,831       100,260         10,744           6,219             876
     Unrealized appreciation (depreciation)
       on investments                                   823,917       476,601         63,150          11,314          39,235
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                1,161,063       554,019         87,040          15,821          38,201
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                       171,916       139,592              -          12,486          18,354
     Loan interest                                       (3,288)         (465)             -               -               -
     Transfers (to) from the general account
       of Life of Virginia
          Death benefits                                 (1,797)      (20,796)             -               -               -
          Surrenders                                     (9,456)      (35,592)       (22,360)              -               -
          Loans                                        (118,554)      (41,285)        (2,010)              -               -
          Cost of insurance and administrative
            expense (note 3)                            (72,675)      (34,864)        (4,851)         (1,616)         (1,627)
          Transfer gain (loss) and transfer fees         34,177        58,463            464          10,283             (20)
     Transfers (to) from Guarantee Account (note 1)     150,028       105,233            100               -           2,963
     Interfund transfers                              1,827,255     2,524,438      1,404,008         373,471         293,576
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from capital transactions                           1,977,606     2,694,724      1,375,351         394,624         313,246
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                     3,138,669     3,248,743      1,462,391         410,445         351,447

Net assets at beginning of period                     4,711,134     1,462,391              -               -               -
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                            7,849,803    4,711,134      1,462,391         410,445         351,447
------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III




----------------------------------------------------------------------------------------------------------------------------------

                                                                      Neuberger & Berman Advisers Management Trust
                                                                 -----------------------------------------------------------------
                                                                            Balanced                           Bond
                                                                            Portfolio                       Portfolio
                                                                 -----------------------------  ----------------------------------

                                                                    Year ended December 31,            Year ended December 31,
                                                                 1997        1996        1995      1997        1996       1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                 $    98,194     269,151      20,403    30,012      57,904     40,500
     Net realized gain (loss)                                  315,380      13,816     103,017    (3,318)     (5,135)      (637)
     Unrealized appreciation (depreciation)
        on investments                                        (146,827)   (182,324)    294,095    (1,629)    (34,909)    39,427
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                         266,747     100,643     417,515    25,065      17,860     79,290
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                    -           -       4,082         -           -      2,721
     Loan interest                                                (669)       (657)       (420)   (2,301)        258        851
     Transfers (to) from the general account
        of Life of Virginia:
              Death benefits                                         -           -           -         -           -          -
              Surrenders                                       (19,398)    (27,861)   (186,754)        -     (43,768)         -
              Loans                                             (4,103)    (34,817)    (73,079)   53,065     (55,969)     3,998
              Cost of insurance and administrative expense
                   (note 3)                                    (19,558)    (20,292)    (22,223)   (5,054)     (7,634)    (9,345)
              Transfer gain (loss) and transfer fees               669       5,371       6,489   (38,185)     (5,840)     1,033
     Transfers (to) from the Guarantee Account (note 1)              -           -           -         -           -          -
     Interfund transfers                                    (2,096,250)    (79,871)   (102,681) (670,024)   (163,478)     5,402
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from capital transactions                                (2,139,309)   (158,127)   (374,586) (662,499)   (276,431)     4,660
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                           (1,872,562)    (57,484)     42,929  (637,434)   (258,571)    83,950

Net assets at beginning of year                              1,872,562   1,930,046   1,887,117   637,434     896,005    812,055
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                  $         -   1,872,562   1,930,046         -     637,434    896,005
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------

                                                                  Neuberger & Berman Advisers Management Trust
                                                           -------------------------------------------------------------
                                                                                     Growth
                                                                                   Portfolio
                                                            ----------------------------------------------------

                                                                            Year ended December 31,
                                                                  1997               1996              1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income                                       54,741             58,809             4,866
     Net realized gain (loss)                                   150,610              5,513             3,921
     Unrealized appreciation (depreciation)
        on investments                                          (55,310)            (6,856)           87,810
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          150,041             57,466            96,597
-------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     -                  -             2,721
     Loan interest                                                 (894)            (1,215)                -
     Transfers (to) from the general account
        of Life of Virginia:
              Death benefits                                          -                  -                 -
              Surrenders                                              -                  -                 -
              Loans                                              (7,618)                 -              (710)
              Cost of insurance and administrative expense
                   (note 3)                                      (7,810)            (7,938)           (5,013)
              Transfer gain (loss) and transfer fees             (1,185)              (482)             (693)
     Transfers (to) from the Guarantee Account (note 1)               -                  -                 -
     Interfund transfers                                       (881,910)           (74,169)          380,756
-------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from capital transactions                                   (899,417)           (83,804)          377,061
-------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                              (749,376)           (26,338)          473,658

Net assets at beginning of year                                 749,376            775,714           302,056
-------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             -            749,376           775,714
-------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III



---------------------------------------------------------------------------------------------------------------------------------

                                                                       Federated Investors Insurance Series
                                                      ---------------------------------------------------------------------------
                                                                American                          High Income
                                                                Leaders                              Bond
                                                                Fund II                             Fund II
                                                      ----------------------------  --------------------------------------------
                                                                     Period from                                Period from
                                                                     September 5,                                February 7,
                                                       Year ended       1996 to      Year ended   Year ended      1995 to
                                                      December 31,    December 31,   December 31, December 31,  December 31,
                                                          1997           1996          1997          1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
From operations:
     Net investment income (expense)                   $ (1,957)          36           34,274       30,654          1,160
     Net realized gain                                   11,788           19            5,827        1,726              8
     Unrealized appreciation on investments              53,148        2,855           55,167       27,920          1,465
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                   62,979        2,910           95,268       60,300          2,633
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                        92,480            -           43,594            -              -
     Loan interest                                           (3)           -           (1,353)           -              -
     Transfers (to) from the general account
        of Life of Virginia:
          Death benefits                                      -            -                -            -              -
          Surrenders                                          -            -                -            -              -
          Loans                                             205            -          (11,473)     (40,000)             -
          Cost of insurance and administrative
             expense (note 3)                            (3,145)         (65)          (8,961)      (4,447)          (151)
          Transfer gain (loss) and transfer fees          1,084       (1,522)            (359)         100             73
     Transfer (to) from the Guarantee Account (note 1)    5,323          300            5,441       (6,742)             -
     Interfund transfers                                341,074       16,140        1,432,858      571,170         95,663
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from
    capital transactions                                437,018       14,853        1,459,747      520,081         95,585
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                  499,997       17,763        1,555,015      580,381         98,218

Net assets at beginning of period                        17,763            -          678,599       98,218              -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                            $517,760       17,763        2,233,614      678,599         98,218
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------

                                                           Federated Investors Insurance Series
                                                      -------------------------------------------------

                                                                            Utility
                                                                            Fund II
                                                      -------------------------------------------------
                                                                                           Period from
                                                                                           February 7,
                                                        Year ended         Year ended        1995 to
                                                        December 31,       December 31,    December 31,
                                                            1997              1996             1995
-------------------------------------------------------------------------------------------------------
Increase in net assets
From operations:
     Net investment income (expense)                       8,360              4,472              2,069
     Net realized gain                                    11,484              9,190                237
     Unrealized appreciation on investments               50,092              5,651             12,097
-------------------------------------------------------------------------------------------------------

Increase in net assets from operations                    69,936             19,313             14,403
-------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                              -                  -                  -
     Loan interest                                           (55)              (110)               (40)
     Transfers (to) from the general account
        of Life of Virginia:
          Death benefits                                       -                  -                  -
          Surrenders                                           -                  -                  -
          Loans                                          (34,631)            (2,022)            (1,207)
          Cost of insurance and administrative
             expense (note 3)                             (3,486)            (1,683)              (686)
          Transfer gain (loss) and transfer fees           2,314               (364)                65
     Transfer (to) from the Guarantee Account (note 1)    10,521              3,000                  -
     Interfund transfers                                 107,029            130,977             80,066
-------------------------------------------------------------------------------------------------------

Increase in net assets from
    capital transactions                                  81,692            129,798             78,198
-------------------------------------------------------------------------------------------------------

Increase in net assets                                   151,628            149,111             92,601

Net assets at beginning of period                        241,712             92,601                  -
-------------------------------------------------------------------------------------------------------

Net assets at end of period                              393,340            241,712             92,601
-------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III



----------------------------------------------------------------------------------------------------------------------



                                                                            Alger American
                                                           ----------------------------------------------------------

                                                                                  Small
                                                                                   Cap
                                                                                Portfolio
                                                           -----------------------------------------------
                                                                                              Period from
                                                                                               October 6,
                                                                Year ended     Year ended       1995 to
                                                               December 31,    December 31,   December 31,
                                                                  1997            1996           1995
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                           $   24,230          (7,102)         (312)
   Net realized gain (loss)                                     155,266         (13,977)          912
   Unrealized appreciation (depreciation)
       on investments                                           (23,084)        (18,580)        5,196
----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                           156,412         (39,659)        5,796
----------------------------------------------------------------------------------------------------------

From capital transactions:
   Net premiums                                                  88,579          22,914             -
   Loan interest                                                      2              68             -
   Transfers (to) from the general account
       of Life of Virginia:
      Death benefits                                                  -         (11,290)            -
      Surrenders                                                 (1,243)        (40,820)            -
      Loans                                                     (51,090)        (33,607)            -
      Cost of insurance and administrative expense (note 3)     (17,890)        (10,161)         (243)
      Transfer gain (loss) and transfer fees                     (6,935)          5,384        (5,081)
   Transfer (to) from the Guarantee Account (note 1)             72,126             929             -
   Interfund transfers                                          148,081         863,942       313,943
----------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                231,630         797,359       308,619
----------------------------------------------------------------------------------------------------------

Increase in net assets                                          388,042         757,700       314,415

Net assets at beginning of period                             1,072,115         314,415             -
----------------------------------------------------------------------------------------------------------

Net assets at end of period                                  $1,460,157       1,072,115       314,415
----------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PBHG
                                                                                                                 Insurance
                                                                            Alger American                     Series Fund
                                                           -----------------------------------------------------------------------
                                                                                                             PBHG
                                                                                                           Large Cap      PBHG
                                                                                Growth                      Growth       Growth
                                                                               Portfolio                   Portfolio    Portfolio
                                                            ---------------------------------------------------------- -----------
                                                                                           Period from  Period from   Period from,
                                                                                           November 2,    July 22,        May 22,
                                                              Year ended      Year ended     1995 to      1997 to        1997 to
                                                              December 31,  December 31,   December 31,  December 31, December 31,
                                                                 1997            1996          1995         1997           1997
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                              (5,714)          6,391           (81)        (205)          (540)
   Net realized gain (loss)                                    121,886          (8,548)            1           (1)         1,296
   Unrealized appreciation (depreciation)
       on investments                                          195,886          27,545         1,973          656           (846)
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                          312,058          25,388         1,893          450            (90)
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
   Net premiums                                                 23,449          11,882             -            -          4,615
   Loan interest                                                  (449)        (11,178)            -            -              -
   Transfers (to) from the general account
       of Life of Virginia:
      Death benefits                                                 -               -             -            -              -
      Surrenders                                                (4,963)           (716)            -            -              -
      Loans                                                    (60,475)        (10,642)            -            -              -
      Cost of insurance and administrative expense (note 3)    (20,884)         (7,424)          (84)        (134)          (460)
      Transfer gain (loss) and transfer fees                   (16,706)          9,692          (530)          53          1,309
   Transfer (to) from the Guarantee Account (note 1)            25,127           5,392             -        3,269          2,518
   Interfund transfers                                         147,496       1,228,789        99,661       28,216         84,214
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                92,595       1,225,795        99,047       31,404         92,196
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                         404,653       1,251,183       100,940       31,854         92,106

Net assets at beginning of period                            1,352,123         100,940             -            -              -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                  1,756,776       1,352,123       100,940       31,854         92,106
---------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III



------------------------------------------------------------------------------------------------------------------------

                                                                         Janus Aspen Series
                                                ------------------------------------------------------------------------
                                                             Aggressive
                                                              Growth                             Growth
                                                             Portfolio                          Portfolio
                                                -------------------------------- ---------------------------------------



                                                     Year ended December 31,              Year ended December 31,
                                                   1997        1996       1995        1997        1996          1995
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income
    (expense)                                 $  (28,915)     (6,598)    10,683      62,948      31,388        16,068
   Net realized gain                             192,226     267,683    127,218     243,734     132,138        22,274
   Unrealized appreciation
    (depreciation) on investments                 99,444    (112,622)   116,589     376,858     144,223       180,762
------------------------------------------------------------------------------------------------------------------------

Increase in net assets
   from operations                               262,755     148,463    254,490     683,540     307,749       219,104
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
   Net premiums                                   60,192       3,031          -     100,831      24,787             -
   Loan interest                                     (77)       (266)         -        (600)     (1,074)            -
   Transfers (to) from the general
     account of  Life of Virginia:
         Death benefits                                -           -          -           -                         -
         Surrenders                                 (318)    (48,757)    (5,038)    (11,331)    (24,314)            -
         Loans                                   (68,184)     (2,874)    (2,322)   (101,750)    (75,374)      (22,537)
         Cost of insurance and administrative
          expense (note 3)                       (24,702)    (20,310)   (12,055)    (43,347)    (23,158)       (9,297)
         Transfer gain (loss) and
             transfer fees                        43,699      (3,623)    55,524         594         435          (777)
    Transfers (to) from the
      Guarantee Account
      (note 1)                                    34,546      10,008     10,848      84,063      65,687         2,500
   Interfund transfers                           503,885     (61,164) 1,209,599   1,105,318   1,204,517       471,417
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from capital transactions                     549,041    (123,955) 1,256,556   1,133,778   1,171,506       441,306
------------------------------------------------------------------------------------------------------------------------

Increase in net assets                           811,796      24,508  1,511,046   1,817,318   1,479,255       660,410

Net assets at beginning of
   period                                      1,976,676   1,952,168    441,122   2,786,888   1,307,633       647,223
------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                   $2,788,472   1,976,676  1,952,168   4,604,206   2,786,888     1,307,633
------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

                                                                   Janus Aspen Series
                                              -------------------------------------------------------------------------
                                                         Worldwide
                                                          Growth                                 Balanced
                                                         Portfolio                              Portfolio
                                              -------------------------------- ----------------------------------------
                                                                                                            Period from
                                                                                                            October 27,
                                                                                Year ended    Year ended     1995 to
                                                    Year ended December 31,     December 31,  December 31, December 31,
                                                  1997       1996        1995       1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income
    (expense)                                    22,598      19,102      (5,828)    39,186       6,506         172
   Net realized gain                            457,649     156,316      17,153     16,368       3,534           6
   Unrealized appreciation
    (depreciation) on investments               666,571     498,790     203,456    172,861      38,227       1,767
-------------------------------------------------------------------------------------------------------------------

Increase in net assets
   from operations                            1,146,818     674,208     214,781    228,415      48,267       1,945
-------------------------------------------------------------------------------------------------------------------

From capital transactions:
   Net premiums                                 334,686        (533)          -     32,001           -           -
   Loan interest                                   (933)     95,498           9        (48)     53,887           -
   Transfers (to) from the general
     account of  Life of Virginia:
         Death benefits                          (1,737)          -           -          -           -           -
         Surrenders                              (5,393)    (27,186)     (4,667)    (2,416)          -           -
         Loans                                  (74,934)    (15,174)     (2,293)    26,990      (1,996)          -
         Cost of insurance and administrative
          expense (note 3)                      (79,593)    (34,706)     (8,860)   (13,436)     (3,985)        (54)
         Transfer gain (loss) and
             transfer fees                       14,879         685       2,987        606        (851)       (185)
    Transfers (to) from the
      Guarantee Account
      (note 1)                                  109,443      43,645           -     41,217      45,923           -
   Interfund transfers                        1,831,317   2,870,698     729,507  2,601,676     457,706      29,856
-------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from capital transactions                  2,127,735   2,932,927     716,683  2,686,590     550,684      29,617
-------------------------------------------------------------------------------------------------------------------

Increase in net assets                        3,274,553   3,607,135     931,464  2,915,005     598,951      31,562

Net assets at beginning of
   period                                     4,951,837   1,344,702     413,238    630,513      31,562           -
-------------------------------------------------------------------------------------------------------------------

Net assets at end of period                   8,226,390   4,951,837   1,344,702  3,545,518     630,513      31,562
-------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III




------------------------------------------------------------------------------------------------------------------------------

                                                                  Janus Aspen Series (continued)
                                                        ----------------------------------------------------------------------
                                                          Flexible                   International              Capital
                                                          Income                         Growth               Appreciation
                                                         Portfolio                      Portfolio               Portfolio
                                        --------------------------------------  ----------------------------------------------
                                                                  Period from                 Period from      Period from
                                                                  November 1,                   June 5,          May 22,
                                        Year ended   Year ended     1995 to     Year ended      1996 to          1997 to
                                        December 31, December 31, December 31,  December 31,  December 31,    December 31,
                                           1997        1996          1995           1997          1996            1997
------------------------------------------------------------------------------------------------------------------------------


Net investment income
   (expense)                            $  9,796       8,453           171         (5,942)        1,086            (75)
Net realized gain (loss)                   3,107         111             -        145,208         2,328         (7,519)
Unrealized appreciation
   (depreciation) on investments           4,489         585            26         45,943        17,399           (582)
-----------------------------------------------------------------------------------------------------------------------


assets from operations                    17,392       9,149           197        185,209        20,813         (8,176)
-----------------------------------------------------------------------------------------------------------------------


Net premiums                              21,946         (18)            -         60,001             -              -
Loan interest                                (28)          -             -         (1,662)            -              -
Transfers (to) from the general
  account of  Life of Virginia:
    Death benefits                             -           -             -              -             -              -
    Surrenders                                 -           -             -              -             -              -
    Loans                                (30,720)     (4,791)            -        (10,000)            -              -
    Cost of insurance and administrative
        expense (note 3)                  (1,977)       (963)          (12)       (16,021)         (958)          (181)
    Transfer gain (loss) and
        transfer fees                       (429)       (200)           17         12,507            58            (24)
    Transfers (to) from the
        Guarantee Account
        (note 1)                           3,243           -             -        122,804        10,500              -
Interfund transfers                        3,106     149,346         6,746      1,044,932       359,635         20,306
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
from capital transactions                 (4,859)    143,374         6,751      1,212,561       369,235         20,101
-----------------------------------------------------------------------------------------------------------------------

                                          12,533     152,523         6,948      1,397,770       390,048         11,925
Net assets at beginning of
 period                                  159,471       6,948             -        390,048             -              -
-----------------------------------------------------------------------------------------------------------------------

                                        $172,004     159,471         6,948      1,787,818       390,048         11,925
-----------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements

December 31, 1997

================================================================================
                                                                     (Continued)
                                                     1
   (1)   Description of Entity

         Life of Virginia Separate Account III (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance
         Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity, and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market, Total Return, International Equity, and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements



================================================================================

                                                                     (Continued)
                                                     1
(1) Continued

    Before the Substitution                          After the Substitution
    Shares of Money Market                           Shares of Money Market
    Portfolio -Variable                              Fund -
    Insurance Products Fund                          GE Investments Funds, Inc.

    Shares of Money Fund -                           Shares of Money Market
    Oppenheimer Variable                             Fund -
    Account Funds                                    GE Investments Funds, Inc.

    Shares of Government Securities Fund -           Shares of Income Fund -
    GE Investments Funds, Inc.                       GE Investments Funds, Inc.

    Shares of Bond Portfolio-                        Shares of Income Fund -
    Neuberger & Berman Advisers Management Trust     GE Investments Funds, Inc.

    Shares of High Income Portfolio -                Shares of High Income Fund -
    Variable Insurance Products Fund                 Oppenheimer Variable
                                                     Account Funds

    Shares of Growth Portfolio -                     Shares of Growth Portfolio -
    Neuberger & Berman Advisers                      Variable Insurance
    Management Trust                                 Products Fund

    Shares of Balanced Portfolio -                   Shares of Balanced
    Neuberger & Berman Advisers                      Portfolio -
    Management Trust                                 Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

   (1)   Continued

         In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

         During 1995, nine new investment subdivisions were added to the Account. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invest solely in a designated portfolio of the Variable Insurance Products Fund II, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investments Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

         In November 1995, six subdivisions were closed to new money. Three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund, invests solely in a designated portfolio of the Oppenheimer Variable Account Funds, a series type mutual fund.

         For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   (2)   Continued

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997, were:


                                                       Cost of         Proceeds
                                                        Shares             from
Fund/Portfolio                                        Acquired      Shares Sold
--------------------------------------------------------------------------------

GE Investments Funds, Inc.:
     S&P 500 Index                            $      8,032,050        6,194,365
     Government Securities                           1,251,481        2,001,175
     Money Market                                   61,002,543       58,778,814
     Total Return                                      922,950          290,364
     International Equity                            7,620,532        8,233,219
     Real Estate Securities                          4,069,320        3,251,803
     Global Income                                      14,406               28
     Value Equity                                      261,813           12,473
     Income                                          2,508,341        1,225,378

Oppenheimer Variable Account Funds:
     Money                                               7,779          165,577
     Bond                                            2,411,856          570,092
     Capital Appreciation                            3,174,508        2,084,978
     Growth                                          2,656,616        1,202,158
     High Income                                    12,173,121        9,559,231
     Multiple Strategies                               856,625          231,073

Variable Insurance Products Fund:
     Money Market                                      117,746        1,224,804
     High Income                                       106,897        1,523,682
     Equity-Income                                   8,750,306        7,375,355
     Growth                                         12,824,108       12,755,174
     Overseas                                       13,987,950       15,115,740

Variable Insurance Products Fund II:
     Asset Manager                                   1,899,086        1,291,429
     Contrafund                                      4,530,147        2,527,307

Variable Insurance Products Fund III:
     Growth & Income                                   477,203           83,768
     Growth Opportunities                              320,493            8,887
--------------------------------------------------------------------------------

   (2)   Continued



                                                       Cost of         Proceeds
                                                        Shares             from
Fund/Portfolio                                        Acquired      Shares Sold
--------------------------------------------------------------------------------

Advisers Management Trust:
     Balanced                                $         130,321        2,161,304
     Bond                                              540,253        1,164,453
     Growth                                             82,552          931,033

Federated Investors Insurance Series:
     American Leaders II                               640,382          206,557
     High Income Bond II                             1,613,788          117,984
     Utility II                                        255,252          167,395

Alger American:
     Small Cap                                       5,205,381        4,935,939
     Growth                                          3,218,130        3,130,436

PBHG Insurance Series Fund:
     PBHG Large Cap Growth                              31,499              285
     PBHG Growth II                                    131,457           41,071

Janus Aspen Series:
     Aggressive Growth                               6,708,660        6,232,353
     Growth                                          2,700,020        1,514,310
     Worldwide Growth                                4,750,673        2,597,729
     Balanced                                        2,844,427          154,435
     Flexible Income                                   185,899          180,506
     International Growth                            3,209,551        2,017,055
     Capital Appreciation                              110,111           90,052
--------------------------------------------------------------------------------

         Capital Transactions

         The increase (decrease) of outstanding units from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements


------------------------------------------------------------------------------------------------------------------------

(2)       Continued
                                                                           GE Investments Funds, Inc.
                                                       -----------------------------------------------------------------
                                                          S&P 500    Government        Money        Total   International
                                                            Index   Securities       Market       Return          Equity
                                                             Fund         Fund         Fund         Fund            Fund
------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                     14,529       46,022      279,834       46,934             -

     Net premiums                                               -            -      855,859            -             -
     Loan interest                                             (1)          (1)           -           (5)            -
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                        -            -            -            -             -
          Surrenders                                            -       (1,652)      (4,894)      (2,846)            -
          Loans                                                 -          (64)           -          274             -
          Cost of insurance and administrative expense       (238)        (268)      (2,909)        (523)          (61)
     Transfers (to) from the Guarantee Account                425            -        2,104          108         1,432
     Interfund transfers                                   24,972        1,009     (717,801)       9,771        18,757
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                             25,158         (976)     132,359        6,779        20,127
------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                     39,687       45,046      412,193       53,713        20,127

     Net premiums                                               -            -    1,523,788            -             -
     Loan interest                                             (2)          (1)          60           (7)            -
     Transfers (to) from the general account
          of Life of Virginia:
          Death benefits                                   (2,944)           -       (2,190)           -             -
          Surrenders                                         (365)      (1,455)     (20,965)      (5,166)            -
          Loans                                              (982)         (84)     (80,419)           -            67
          Cost of insurance and administrative expense       (502)        (457)      (8,609)        (646)         (384)
     Transfers (to) from the Guarantee Account              1,692         (177)     (34,420)       1,981             -
     Interfund transfers                                   22,032          682   (1,106,323)      12,921        49,244
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                             18,929       (1,492)     270,922        9,083        48,927
------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                     58,616       43,554      683,115       62,796        69,054

     Net premiums                                             918          705      888,521        1,582            69
     Loan interest                                            (15)         (24)       1,522            3            (1)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                      (56)           -            -       (5,200)            -
          Surrenders                                       (1,568)     (14,115)      (4,893)        (404)            -
          Loans                                              (310)      (1,284)     (15,590)      (1,334)          123
          Cost of insurance and administrative expense       (770)        (447)      (7,485)        (686)         (623)
     Transfers (to) from the Guarantee Account              1,030           15       (1,925)       1,924             -
     Interfund transfers                                   35,756      (28,404)    (795,469)       5,670       (48,010)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                             34,985      (43,554)      64,681        1,555       (48,442)
------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                     93,601            -      747,796       64,351        20,612
------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

(2)       Continued
                                                                       GE Investments Funds, Inc.
                                                       ---------------------------------------------------
                                                         Real Estate       Global        Value
                                                          Securities       Income       Equity      Income
                                                                Fund         Fund         Fund        Fund
----------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                            -            -            -           -

     Net premiums                                                 -            -            -           -
     Loan interest                                                -            -            -           -
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                          -            -            -           -
          Surrenders                                              -            -            -           -
          Loans                                                   -            -            -           -
          Cost of insurance and administrative expense            -            -            -           -
     Transfers (to) from the Guarantee Account                    -            -            -           -
     Interfund transfers                                         34            -            -           -
----------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                                   34            -            -           -
----------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                           34            -            -           -

     Net premiums                                               753            -            -           -
     Loan interest                                                -            -            -           -
     Transfers (to) from the general account
      of Life of Virginia:
          Death benefits                                          -            -            -           -
          Surrenders                                              -            -            -           -
          Loans                                                   -            -            -           -
          Cost of insurance and administrative expense          (95)           -            -           -
     Transfers (to) from the Guarantee Account                    -            -            -           -
     Interfund transfers                                     13,935            -            -           -
----------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                               14,593            -            -           -
----------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                       14,627            -            -           -

     Net premiums                                             3,906            -          356           -
     Loan interest                                                -            -            -           -
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                          -            -            -           -
          Surrenders                                              -            -            -           -
          Loans                                              (1,039)           -            -        (240)
          Cost of insurance and administrative expense         (570)          (2)         (48)        (74)
     Transfers (to) from the Guarantee Account                  203            -            -           -
     Interfund transfers                                     41,075        1,338       18,848     122,212
----------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                               43,575        1,336       19,156     121,898
----------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                       58,202        1,336       19,156     121,898
----------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------------------

(2)       Continued
                                                                       Oppenheimer Variable Account Funds
                                                      ---------------------------------------------------------------------
                                                                                 Capital                  High    Multiple
                                                           Money        Bond  Appreciation   Growth     Income   Strategies
                                                            Fund        Fund        Fund       Fund       Fund        Fund
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                    18,745     147,920      76,520     54,677     51,645     108,079

     Net premiums                                              -           -           -          -          -           -
     Loan interest                                             -           4          25         (3)        (5)        (24)

     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -           -           -          -          -        (222)
          Surrenders                                           -       2,256       4,214        (24)    (8,422)    (10,095)
          Loans                                                -       1,691           -        (19)         -      (3,540)
          Cost of insurance and administrative expense      (307)      1,407         733        (58)    (5,208)     (1,158)
     Transfers (to) from the Guarantee Account                 -        (908)          -         38      1,022           -
     Interfund transfers                                   4,754     (70,852)     49,237      2,975     41,879      12,494
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                             4,447     (66,402)     54,209      2,909     29,266      (2,545)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995                    23,192      81,518     130,729     57,586     80,911     105,534

     Net premiums                                              -          (1)          -        789          -       1,018
     Loan interest                                           (17)          -         449        (21)        (6)         (9)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -           -           -          -          -      (2,597)
          Surrenders                                           -           1      35,618       (351)      (561)     (9,180)
          Loans                                             (477)          5      86,753       (573)    (3,511)       (395)
          Cost of insurance and administrative expense      (152)          4      34,370       (747)    (1,688)     (1,016)
     Transfers (to) from the Guarantee Account                 -           -     (17,958)       587      2,536         173
     Interfund transfers                                 (12,159)       (205)    (92,553)    21,301     57,787      10,394
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in units
          from capital transactions                      (12,805)       (196)     46,679     20,985     54,557      (1,612)
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                    10,387      81,322     177,408     78,571    135,468     103,922

     Net premiums                                              -         567       5,184      4,979      3,036         515
     Loan interest                                             -          10         (15)       (57)       (20)        (30)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -           -           -          -          -         (83)
          Surrenders                                           -           -        (182)         -       (291)          -
          Loans                                                -        (938)     (2,466)    (1,925)      (949)        364
          Cost of insurance and administrative expense      (104)       (792)     (2,250)    (1,203)    (1,459)     (1,248)
     Transfers (to) from the Guarantee Account                 -         465       2,796      2,441          -         999
     Interfund transfers                                 (10,283)     80,017      25,443     45,075     71,340      18,636
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                         (10,387)     79,329      28,510     49,310     71,657      19,153
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                         -     160,651     205,918    127,881    207,125     123,075
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------


                                                                  Variable Insurance Products Fund
                                                      ---------------------------------------------------------
                                                           Money       High    Equity-
                                                          Market     Income     Income      Growth    Overseas
                                                       Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                   307,911    137,168    279,777     205,138     223,734

     Net premiums                                              -        221        523           -         202
     Loan interest                                          (155)        (1)       (72)        (31)        (18)

     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                  (1,297)         -       (209)       (442)          -
          Surrenders                                     (30,624)    (1,567)    (5,420)     (5,195)       (563)
          Loans                                           (2,592)      (493)    (5,120)     (5,031)        184
          Cost of insurance and administrative expense    (3,039)    (1,166)    (3,209)     (2,299)     (4,367)
     Transfers (to) from the Guarantee Account             4,138     (1,766)       221      (1,457)     (2,639)
     Interfund transfers                                (121,109)   (30,952)   106,909      77,199     244,178
---------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                          (154,678)   (35,724)    93,623      62,744     236,977
---------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995                   153,233    101,444    373,400     267,882     460,711

     Net premiums                                              -          -      3,304       1,064         682
     Loan interest                                            49        (17)      (297)       (151)        (21)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -     (2,625)    (3,957)     (2,821)       (642)
          Surrenders                                      (8,837)    (5,963)   (15,932)     (1,247)     (6,376)
          Loans                                           (1,180)       (82)    (9,205)     (1,689)     (3,139)
          Cost of insurance and administrative expense      (990)      (707)    (4,893)     (3,208)     (4,289)
     Transfers (to) from the Guarantee Account               377          -      5,455       5,203       3,066
     Interfund transfers                                 (69,258)   (38,231)   130,475      55,069    (134,096)
---------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in units
          from capital transactions                      (79,839)   (47,625)   104,950      52,220    (144,815)
---------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                    73,394     53,819    478,350     320,102     315,896

     Net premiums                                              -          -      8,841       6,684         600
     Loan interest                                          (523)         -       (237)       (259)       (114)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -          -       (749)       (139)          -
          Surrenders                                        (765)    (6,032)    (2,952)     (2,453)     (1,224)
          Loans                                           (1,169)      (238)    (4,978)    (12,995)     (6,601)
          Cost of insurance and administrative expense      (526)      (432)    (6,220)     (8,445)     (2,771)
     Transfers (to) from the Guarantee Account                 -          -      4,627       3,782       2,879
     Interfund transfers                                 (70,411)   (47,117)    12,774       3,763     (65,198)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                         (73,394)   (53,819)    11,106     (10,062)    (72,429)
---------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                         -          -    489,456     310,040     243,467
---------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------

                                                                        Variable Insurance Products
                                                                      Fund II                   Fund III
                                                      ---------------------------  ------------------------
                                                             Asset                  Growth &        Growth
                                                           Manager    Contrafund      Income   Opportunities
                                                         Portfolio     Portfolio   Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                     467,908             -           -             -

     Net premiums                                                -             -           -             -
     Loan interest                                             (24)            -           -             -

     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                         -             -           -             -
          Surrenders                                        (7,239)       (1,711)          -             -
          Loans                                             (8,758)         (154)
          Cost of insurance and administrative expense      (2,819)         (371)          -             -
     Transfers (to) from the Guarantee Account                   -             8           -             -
     Interfund transfers                                    13,012       107,436           -             -
----------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                              (5,828)      105,208           -             -
----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995
                                                           462,080       105,208           -             -
     Net premiums
     Loan interest                                               -         9,420
     Transfers (to) from the general account of               (180)          (31)          -             -
          Life of Virginia:
          Death benefits                                         -        (1,403)          -             -
          Surrenders                                       (26,089)       (2,402)          -             -
          Loans                                            (19,316)       (2,786)          -             -
          Cost of insurance and administrative expense      (4,541)       (2,353)          -             -
     Transfers (to) from the Guarantee Account                  52         7,102           -             -
     Interfund transfers                                    (6,421)      170,366           -             -
----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in units
          from capital transactions                        (56,495)      177,913           -             -
----------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                     405,585       283,121           -             -

     Net premiums                                            3,583         9,027       1,078         1,677
     Loan interest                                            (180)         (173)          -             -
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                    (5,411)          (94)          -             -
          Surrenders                                          (325)         (497)          -             -
          Loans                                             (3,524)       (6,225)          -             -
          Cost of insurance and administrative expense      (3,562)       (3,816)       (139)         (149)
     Transfers (to) from the Guarantee Account               1,223         7,878           -           271
     Interfund transfers                                    (2,171)       95,951      32,242        26,820
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                           (10,367)      102,051      33,181        28,619
----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                     395,218       385,172      33,181        28,619

----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                              Federated Investors Insurance
                                                         Advisers Management Trust                     Series
                                                         ------------------------------------ ----------------------------------
                                                                                              American      High
                                                          Balanced        Bond      Growth     Leaders   Income Bond   Utility
                                                          Portfolio   Portfolio   Portfolio    Fund II      Fund II    Fund II
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                  148,475      75,260      27,788           -            -             -

     Net premiums                                       (18,152)          4        (291)          -            -             -
     Loan interest                                       (5,677)          -          30           -            -            (4)

     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                      -           -           -           -            -             -
          Surrenders                                          -           -      13,267           -            -             -
          Loans                                         (26,671)         (1)      5,192           -            -          (117)
          Cost of insurance and administrative expense   62,341          (8)      1,579           -          (13)          (67)
     Transfers (to) from the Guarantee Account                -           -           -           -            -             -
     Interfund transfers                                (36,037)        613       7,295           -        8,287         7,772
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                          (24,196)        608      27,072           -        8,274         7,584
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995
                                                        124,279      75,868      54,860           -        8,274         7,584
     Net premiums
     Loan interest                                            -           -           -           -            -             -
     Transfers (to) from the general account of              10        (344)        (23)          -            -            (9)
          Life of Virginia:
          Death benefits                                      -           -           -           -            -             -
          Surrenders                                     (1,611)          -        (964)          -            -             -
          Loans                                          (2,060)          -      (1,204)          -       (3,262)         (162)
          Cost of insurance and administrative expense     (281)     (2,251)       (702)         (6)        (363)         (134)
     Transfers (to) from the Guarantee Account                -           -           -          29         (550)          240
     Interfund transfers                                 (6,017)    (21,032)     (2,763)      1,583       46,581        10,466
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in units
          from capital transactions                      (9,959)    (23,627)     (5,656)      1,606       42,406        10,401
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                  114,320      52,241      49,204       1,606       50,680        17,985

     Net premiums                                             -           -           -       7,266        2,919             -
     Loan interest                                          (36)       (192)        (49)          -          (91)           (4)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                      -           -           -           -            -             -
          Surrenders                                     (1,036)          -           -           -            -             -
          Loans                                            (219)      4,440        (417)         16         (768)       (2,368)
          Cost of insurance and administrative expense   (1,045)       (423)       (428)       (247)        (600)         (238)
     Transfers (to) from the Guarantee Account                -           -           -         418          364           719
     Interfund transfers                                (111,984)    (56,066)    (48,310)     26,797       95,909        7,319
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                        (114,320)    (52,241)    (49,204)     34,250       97,733        5,428
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                        -           -           -      35,856      148,413        23,413
-------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements





----------------------------------------------------------------------------------------------------------------------------

                                                                                  PBHG Insurance
                                                          Alger American            Series Fund         Janus Aspen Series
                                                      -----------------------  ---------------------- ----------------------
                                                                               Large Cap              Aggressive
                                                       Small Cap      Growth      Growth   Growth II     Growth      Growth
                                                       Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
-----------------------------------------------------------------  ----------  ----------  ---------- ----------  ----------
Units outstanding at December 31, 1994                         -           -           -           -     38,797      66,450

     Net premiums                                              -           -           -           -          -           -
     Loan interest                                             -           -           -           -          -           -

     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -           -           -           -          -           -
          Surrenders                                           -           -           -           -          -        (160)
          Loans                                                -           -           -           -          -         (74)
          Cost of insurance and administrative expense       (26)         (9)          -           -       (177)       (382)
     Transfers (to) from the Guarantee Account                 -           -           -           -          -         344
     Interfund transfers                                  33,546      10,491           -           -     97,800      38,349
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                            33,520      10,482           -           -     97,623      38,077
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995                    33,520      10,482           -           -    136,420     104,527

     Net premiums                                          2,249       1,125           -           -       (657)     (2,168)
     Loan interest                                             7           -           -           -          -         190
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                  (1,108)     (1,058)          -           -          -           -
          Surrenders                                      (4,005)        (68)          -           -          -      34,885
          Loans                                           (3,297)     (1,007)          -           -         24       2,056
          Cost of insurance and administrative expense      (997)       (702)          -           -         49      14,531
     Transfers (to) from the Guarantee Account                91         510           -           -       (559)     (7,160)
     Interfund transfers                                  84,755     116,263           -           -     (5,574)     43,761
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in units
          from capital transactions                       77,695     115,063           -           -     (6,717)     86,095
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                   111,215     125,545                            129,703     190,622

     Net premiums                                          9,853       1,256           -         439      4,146       6,158
     Loan interest                                             -         (24)          -           -         (5)        (37)
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                       -           -           -           -          -           -
          Surrenders                                        (138)       (266)          -           -        (22)       (692)
          Loans                                           (5,683)     (3,238)          -           -     (4,697)     (6,214)
          Cost of insurance and administrative expense    (1,990)     (1,118)        (11)        (44)    (1,702)     (2,647)
     Transfers (to) from the Guarantee Account             8,023       1,345         283         239      2,380       5,134
     Interfund transfers                                  16,471       7,897       2,446       8,006     34,709      67,507
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                          26,536       5,852       2,718       8,640     34,809      69,209
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997
                                                         137,751     131,397       2,718       8,640    164,512     259,831
----------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------


                                                             Janus Aspen Series
                                                      --------------------------------------------------------------
                                                                                 Flexible   International Capital
                                                        Worldwide    Balanced      Income      Growth   Appreciation
                                                        Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
------------------------------------------------------  ----------  ----------  ----------  ----------  ------------
Units outstanding at December 31, 1994                     42,734           -           -           -           -

     Net premiums                                               -           -           -           -           -
     Loan interest                                              -           -           -           -           -

     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                        -           -           -           -           -
          Surrenders                                            -         (19)          -           -           -
          Loans                                            (3,459)        (10)          -           -           -
          Cost of insurance and administrative expense     (1,427)        (37)         (1)          -           -
     Transfers (to) from the Guarantee Account                384           -           -           -           -
     Interfund transfers                                   72,352       3,038         663           -           -
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                             67,850       2,972         662           -           -
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995                    110,584       2,972         662           -           -

     Net premiums                                           4,425       1,590           -           -           -
     Loan interest                                           (192)         (9)         (2)          -           -
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                        -           -           -           -           -
          Surrenders                                       (4,341)       (452)          -           -           -
          Loans                                           (13,458)       (253)       (448)          -           -
          Cost of insurance and administrative expense     (4,135)       (578)        (90)        (87)          -
     Transfers (to) from the Guarantee Account             11,729         726           -         951           -
     Interfund transfers                                  215,068      47,770      13,978      32,559           -
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in units
          from capital transactions                       209,096      48,794      13,438      33,423           -
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                    319,680      51,766      14,100      33,423           -

     Net premiums                                          19,120       2,260       1,522       4,872           -
     Loan interest                                            (53)         (3)         (2)       (135)          -
     Transfers (to) from the general account of
          Life of Virginia:
          Death benefits                                      (99)          -           -           -           -
          Surrenders                                         (308)       (171)          -           -           -
          Loans                                            (4,281)      1,907      (2,130)       (812)          -
          Cost of insurance and administrative expense     (4,547)       (949)       (137)     (1,301)         (9)
     Transfers (to) from the Guarantee Account              6,252       2,912         225       9,973           -
     Interfund transfers                                  104,621     183,798         215      84,860         959

--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                          120,705     189,754        (307)     97,457         950
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997
                                                          440,385     241,520      13,793     130,880         950
--------------------------------------------------------------------------------------------------------------------


   (2)   Continued

          Federal Income Taxes

          The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

          Use of Estimates

          Financial  statements  prepared in conformity  with generally
          accepted accounting   principles   require  management  to  make
          estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


   (3)   Related Party Transactions

         The premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. Life of Virginia also charges the Account for

   (3)   Continued

         certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance Policies issued by Life of Virginia.

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.


================================================================================